Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Other Intangible Assets
Schedule of the entity's identified intangible assets

	Carrying	Accumulated
	Amount	Amortization	Net
	(Dollars in Thousands)
December 31, 2015:
Core deposit premium	$58,675	$58,522	$153
Identified intangible (contract rights)	2,022	2,022	—
Total identified intangibles	$60,697	$60,544	$153
December 31, 2014:
Core deposit premium	$58,675	$58,379	$296
Identified intangible (contract rights)	2,022	1,521	501
Total identified intangibles	$60,697	$59,900	$797

Schedule of estimated amortization expense for each of the five succeeding fiscal years and thereafter

Total
(in thousands)
2016	128
2017	25
2018	—
2019	—
2020	—
Thereafter
Total	$153